UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2015

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

Tax-Exempt Municipal Bonds (101.3%)
New York (101.3%)
Albany County NY BAN	2.000%	5/27/16	28,562	28,916
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.020%	9/8/15 LOC	9,855	9,855
Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.020%	9/8/15 LOC	12,565	12,565
Babylon NY BAN	2.000%	7/1/16	14,650	14,846
1 BlackRock Muni New York Intermediate
Duration Fund VRDP VRDO	0.110%	9/8/15 LOC	13,800	13,800
1 BlackRock New York Municipal Income Quality
Trust Fund VRDP VRDO	0.110%	9/8/15 LOC	13,000	13,000
1 BlackRock New York Municipal Income Trust
Fund II VRDP VRDO	0.110%	9/8/15 LOC	39,400	39,400
Brookhaven NY GO	2.000%	9/15/15	4,045	4,048
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.040%	9/8/15 LOC	3,800	3,800
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.040%	9/8/15 LOC	4,140	4,140
Connetquot NY Central School District BAN	1.000%	9/4/15	6,150	6,150
2 Connetquot NY Central School District TAN	1.500%	6/27/16	5,000	5,050
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.020%	9/8/15 LOC	3,315	3,315
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.030%	9/8/15	6,665	6,665
Franklin County NY Civic Development Corp.
Revenue VRDO	0.020%	9/8/15 LOC	4,300	4,300
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.040%	9/8/15 LOC	17,160	17,160
Irondequoit NY GO	2.000%	4/22/16	6,500	6,566
Lancaster NY Central School District BAN	2.000%	6/16/16	19,131	19,384
2 Lindenhurst NY Union Free School District TAN	1.500%	6/20/16	9,750	9,843
Long Beach NY City School District RAN	2.000%	6/30/16	7,250	7,332
Massapequa NY Union Free School District
BAN	2.000%	7/22/16	6,000	6,081
2 Middle Country NY Central School District TAN	1.500%	6/27/16	7,250	7,320
Middletown NY City School District BAN	2.000%	6/29/16	23,980	24,281
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.020%	9/8/15 LOC	5,660	5,660
Nassau County NY Industrial Development
Agency Civic Facility Revenue (Cold Spring
Harbor Laboratory) VRDO	0.010%	9/1/15	7,450	7,450

Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.020%	9/8/15	9,700	9,700
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.020%	9/8/15	30,200	30,200
New York City NY Build NYC Resource Corp.
(Asia Society Project) VRDO	0.010%	9/8/15 LOC	6,000	6,000
New York City NY GO	5.000%	9/1/15 (Prere.)	3,555	3,555
New York City NY GO	2.000%	3/1/16	14,975	15,105
New York City NY GO	5.000%	4/1/16 (Prere.)	3,000	3,083
1 New York City NY GO TOB VRDO	0.020%	9/8/15	10,120	10,120
New York City NY GO VRDO	0.010%	9/1/15 LOC	5,050	5,050
New York City NY GO VRDO	0.010%	9/1/15 LOC	1,885	1,885
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.010%	9/8/15 LOC	6,400	6,400
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.010%	9/8/15 LOC	5,000	5,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.050%	9/8/15	6,665	6,665
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.070%	9/8/15	16,385	16,385
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.070%	9/8/15	11,875	11,875
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.020%	9/8/15	5,000	5,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (461 Dean
Street) VRDO	0.010%	9/8/15 LOC	33,000	33,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.020%	9/8/15 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development) VRDO	0.020%	9/8/15 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.020%	9/8/15 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.020%	9/8/15 LOC	15,450	15,450
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.010%	9/8/15 LOC	16,670	16,670
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.010%	9/8/15 LOC	5,870	5,870
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.020%	9/8/15 LOC	23,100	23,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.020%	9/8/15 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.020%	9/8/15 LOC	22,000	22,000

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.030%	9/8/15 LOC	20,000	20,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.020%	9/8/15 LOC	9,980	9,980
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.020%	9/8/15 LOC	8,020	8,020
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.010%	9/8/15 LOC	13,620	13,620
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.020%	9/8/15	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.020%	9/8/15	18,000	18,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	2,200	2,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	3,600	3,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	8,900	8,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	10,300	10,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	1,080	1,080
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	6,500	6,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	4,500	4,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/8/15	5,000	5,000
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.030%	9/8/15	3,140	3,140
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.030%	9/8/15	3,335	3,335
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.030%	9/8/15	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	9/8/15	15,210	15,210
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	4,110	4,143
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/15 (Prere.)	6,465	6,521
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	9/8/15	6,300	6,300

1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	9/8/15	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	9/8/15	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	9/8/15	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	9/8/15	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	9/8/15	6,200	6,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	9/1/15	6,000	6,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	9/8/15	15,000	15,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	9/1/15	1,285	1,285
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	9/1/15	5,760	5,760
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	9/8/15	10,965	10,965
New York City NY Transitional Finance Authority
Revenue VRDO	0.010%	9/1/15	7,900	7,900
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	0.030%	12/4/15	15,000	15,000
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	0.030%	2/26/16	16,500	16,500
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.020%	9/8/15	7,100	7,100
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.020%	9/8/15 LOC	7,900	7,900
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.010%	9/8/15	32,100	32,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.010%	9/8/15	48,960	48,960
1 New York City Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.030%	9/8/15	3,000	3,000
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.020%	9/8/15 LOC	20,000	20,000
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.040%	9/8/15	6,700	6,700
New York Metropolitan Transportation Authority
Revenue	0.500%	3/1/16	20,000	20,018
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/15	1,000	1,010
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	9/1/15 LOC	23,120	23,120
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	9/8/15 LOC	4,800	4,800
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.030%	9/8/15	4,500	4,500

New York Metropolitan Transportation Authority
Revenue CP	0.060%	9/8/15 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.030%	9/8/15 (13)	2,000	2,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.030%	9/8/15 (13)(4)	15,000	15,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	9/8/15 LOC	6,000	6,000
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.020%	9/8/15 LOC	9,200	9,200
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	9/8/15 LOC	3,075	3,075
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	9/8/15 LOC	11,500	11,500
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	9/8/15 LOC	5,295	5,295
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	9/8/15 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/16	7,625	7,653
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/16	1,090	1,132
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.020%	9/8/15	9,160	9,160
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.010%	9/8/15	43,400	43,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.050%	11/10/15	1,000	1,000
New York State Dormitory Authority Revenue
(Cornell University) CP	0.060%	11/24/15	5,000	5,000
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.030%	9/8/15	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.010%	9/8/15	13,010	13,010
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.010%	9/8/15	10,695	10,695
1 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.030%	9/8/15 (13)	5,000	5,000
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.020%	9/8/15 LOC	4,120	4,120
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.030%	9/8/15	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/16	1,435	1,466
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/16	1,000	1,021
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.010%	9/8/15 LOC	60,715	60,715

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.010%	9/8/15 LOC	1,935	1,935
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.010%	9/8/15 LOC	6,700	6,700
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	9/8/15	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	9/8/15	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	9/8/15	6,000	6,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	9/8/15	4,000	4,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.010%	9/8/15	43,100	43,100
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.020%	9/8/15	3,800	3,800
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.010%	9/8/15 LOC	13,500	13,500
1 New York State Dormitory Authority Revenue
(Sales Tax) TOB VRDO	0.030%	9/8/15	3,365	3,365
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.010%	9/8/15 LOC	29,195	29,195
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.020%	9/8/15	4,815	4,815
New York State Dormitory Authority Sales Tax
Revenue	3.000%	3/15/16	7,515	7,629
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.030%	9/8/15	10,000	10,000
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	1,000	1,014
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.030%	9/8/15	3,185	3,185
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	2.000%	6/15/16	3,875	3,927
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.030%	9/8/15	3,645	3,645
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/16	6,423	6,589
New York State GO	5.000%	4/15/16	7,675	7,904
New York State GO	5.000%	4/15/16	37,975	39,107
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.010%	9/8/15 LOC	4,300	4,300
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.010%	9/8/15 LOC	7,000	7,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.010%	9/8/15 LOC	6,250	6,250
New York State Housing Finance Agency
Housing Revenue (855 Sixth Ave) VRDO	0.010%	9/8/15 LOC	7,500	7,500
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.010%	9/8/15 LOC	7,700	7,700

New York State Housing Finance Agency
Housing Revenue (College Arms Apartments)
VRDO	0.010%	9/8/15	10,390	10,390
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.020%	9/8/15 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.020%	9/8/15 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.010%	9/8/15 LOC	5,200	5,200
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.020%	9/8/15 LOC	8,200	8,200
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.020%	9/8/15 LOC	33,000	33,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.020%	9/8/15 LOC	4,600	4,600
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.010%	9/8/15 LOC	13,500	13,500
New York State Housing Finance Agency
Revenue (Dock Street Rental LLC) VRDO	0.020%	9/8/15 LOC	14,800	14,800
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.020%	9/8/15 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.020%	9/8/15 LOC	7,000	7,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	9/8/15	2,000	2,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	9/8/15	17,600	17,600
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	9/1/15	6,200	6,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	9/1/15	15,575	15,575
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	9/1/15	6,800	6,800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	9/8/15	33,400	33,400
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.030%	9/8/15	11,995	11,995
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.030%	9/8/15	5,000	5,000
New York State Municipal Bond Bank	4.000%	12/1/15	8,790	8,873
New York State Power Authority Revenue CP	0.070%	9/1/15	10,697	10,697
New York State Power Authority Revenue CP	0.050%	9/2/15	13,044	13,044
New York State Power Authority Revenue CP	0.060%	9/3/15	7,500	7,500
New York State Power Authority Revenue CP	0.060%	10/5/15	2,840	2,840
New York State Power Authority Revenue PUT	0.070%	3/1/16	22,600	22,600
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	2,540	2,550
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	2,000	2,055
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	2,300	2,364
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16 (Prere.)	6,000	6,155
New York State Thruway Revenue (Personal
Income Tax)	5.000%	3/15/16 (Prere.)	3,450	3,538

New York State Thruway Revenue (Personal
Income tax)	5.000%	3/15/16	3,000	3,077
New York State Urban Development Corp
Revenue (Personal Income Tax)	5.000%	3/15/16	11,100	11,387
New York State Urban Development Corp.
Revenue	5.000%	12/15/15 (Prere.)	2,000	2,027
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	7,045	7,157
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	2,000	2,028
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.030%	9/8/15	7,500	7,500
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.030%	9/8/15	5,850	5,850
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	1,120	1,137
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	5,925	6,021
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	9/8/15 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	9/8/15 LOC	7,100	7,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	9/8/15	12,570	12,570
North Hempstead NY BAN	0.850%	4/6/16	11,462	11,503
North Hempstead NY BAN	0.850%	4/6/16	2,365	2,373
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	9/8/15 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	9/8/15 LOC	36,500	36,500
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	9/8/15 LOC	20,000	20,000
1 Nuveen New York Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	9/8/15 LOC	23,300	23,300
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.020%	9/8/15 LOC	4,470	4,470
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.020%	9/8/15 LOC	7,440	7,440
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.020%	9/8/15 LOC	5,330	5,330
Oyster Bay - East Norwich NY Central School
District TAN	2.000%	6/24/16	5,500	5,568
Port Authority of New York & New Jersey
Revenue	2.000%	5/1/16	6,515	6,592
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	9/8/15	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	9/8/15	1,710	1,710
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	9/8/15	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.060%	9/8/15	1,050	1,050
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.020%	9/8/15 LOC	3,125	3,125

2 Southampton NY Union Free School District
TAN	1.500%	6/27/16	9,000	9,088
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony's
High School) VRDO	0.020%	9/8/15 LOC	9,200	9,200
Suffolk County NY Water Authority BAN	4.000%	1/15/16	35,400	35,898
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.010%	9/8/15 LOC	7,275	7,275
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.010%	9/8/15	7,555	7,555
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.020%	9/8/15 LOC	24,000	24,000
Triborough Bridge & Tunnel Authority New York
Revenue	1.000%	11/15/15	3,075	3,080
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/15	1,000	1,010
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.030%	9/8/15	2,660	2,660
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	9/1/15 LOC	7,545	7,545
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	9/8/15 LOC	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	9/8/15 LOC	8,000	8,000
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.020%	9/8/15	6,650	6,650
West Babylon NY Union Free School District
TAN	2.000%	6/24/16	8,350	8,463
Williamsville NY Central School District BAN	2.000%	6/15/16	6,928	7,015
Total Tax-Exempt Municipal Bonds (Cost $2,220,879)				2,220,879
Other Assets and Liabilities-Net (-1.3%)				(28,280)
Net Assets (100%)				2,192,599

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $466,785,000, representing 21.3% of net assets.
2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2015.
3	Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.

New York Tax-Exempt Money Market Fund

PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

New York Tax-Exempt Money Market Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
New York (99.1%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/20 (Prere.)	325	399
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.125%	11/15/20 (Prere.)	150	185
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,499
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	4,265
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,924
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,899
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,991
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,705
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,878
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,767
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,205
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,893
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,761
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	16,025	18,245
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	7/15/30	2,250	2,612
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,773
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,500	690
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	928
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,275	6,046
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	14,740	17,061

Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,791
1 Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,548
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,313
1 Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,120	1,242
1 Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,732
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,629
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	593
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	500	597
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,180
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,000	2,315
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	575
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	2,968
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,720
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	711
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,158
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,371
Erie County NY GO	5.000%	4/1/22	1,630	1,918
Erie County NY GO	5.000%	4/1/23	1,000	1,177
Erie County NY GO	5.000%	4/1/25	560	651
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	5,000	5,988
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	4,000	4,698
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,352
Freeport NY GO	5.000%	1/15/23	2,335	2,703
Freeport NY GO	5.000%	1/15/24	2,540	2,919
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,508
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,534
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,458
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,827
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,441

Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,045
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/16	100	103
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,794
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,391
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,952
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,768
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,783
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	11,235	11,747
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	12,370	12,934
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,925	8,669
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,525	32,503
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/16 (Prere.)	7,500	7,777
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17 (3)	120	127
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	100	106
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	5,000	5,652
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21	2,000	2,290
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/23 (14)	5,000	5,163
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	15,546
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/24 (14)	1,040	1,072
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,708
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	11,021
Long Island NY Power Authority Electric System
Revenue	4.500%	5/1/28 (14)	1,880	1,951
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,225	2,562
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,025
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	6,680
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,325	7,988
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	11,005	11,988
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,087

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	9,140	10,043
2 Long Island NY Power Authority Electric System
Revenue PUT	0.782%	11/1/18	3,000	2,999
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,699
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,786
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	4,120	4,138
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,117
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,529
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,293
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,793
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,646
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,662
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,638
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,472
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,615
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,162
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,893
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,611
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,136
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,536
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,526
Nassau County NY GO	5.000%	10/1/20	9,025	10,447
Nassau County NY GO	5.000%	4/1/24	5,000	5,888
Nassau County NY GO	5.000%	4/1/29	4,320	4,889
Nassau County NY GO	5.000%	4/1/34	5,740	6,356
Nassau County NY GO	5.000%	4/1/35	1,500	1,661
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,066
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,558

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,334
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,176
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,077
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,374
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	995	1,064
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,736
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,000	3,172
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	813
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	583
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,612
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,695
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,904
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,751
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,954
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,110
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,154
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	385
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	390
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	490
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	425

New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/31	1,000	1,101
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,243
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,091
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,349
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	1,500	1,610
New York City NY Build NYC Resource Corp.
(Ethical Culture Fieldston Project)	5.000%	6/1/23	850	997
New York City NY Build NYC Resource Corp.
(Ethical Culture Fieldston Project)	5.000%	6/1/24	740	876
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/23	1,400	1,609
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/25	1,325	1,521
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/27	1,000	1,133
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/27	200	235
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/28	270	315
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/29	225	260
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/30	310	357
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/31	800	916
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/32	660	754
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/33	660	753
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/34	580	659
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/38	1,000	1,121
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.080%	9/8/15 LOC	3,535	3,535
New York City NY GO	5.000%	9/1/15 (Prere.)	3,885	3,885
New York City NY GO	5.000%	9/14/15 (Prere.)	70	70
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	5.000%	8/1/16 (Prere.)	95	99
New York City NY GO	5.000%	1/1/17 (Prere.)	6,850	7,257
New York City NY GO	5.000%	1/1/17 (Prere.)	935	991
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,390
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,154
New York City NY GO	5.000%	8/1/21	995	1,015
New York City NY GO	5.000%	8/1/21	2,000	2,270
New York City NY GO	5.250%	9/1/21	5,750	6,470
New York City NY GO	5.000%	8/1/22	4,000	4,597
New York City NY GO	5.000%	8/1/22	5,000	5,909
New York City NY GO	5.000%	8/1/22	4,250	4,814
New York City NY GO	5.250%	8/15/22	10,000	11,217
New York City NY GO	5.250%	9/1/22	12,000	13,479

New York City NY GO	5.000%	10/1/22	2,985	3,253
New York City NY GO	5.000%	8/1/23	5,000	5,953
New York City NY GO	5.000%	8/1/24	4,000	4,786
New York City NY GO	5.250%	8/15/24	13,765	15,368
New York City NY GO	5.000%	8/1/25	10,540	12,329
New York City NY GO	5.000%	8/1/25	2,000	2,409
New York City NY GO	5.000%	1/1/26	425	450
New York City NY GO	5.000%	8/1/26	5,000	5,911
New York City NY GO	5.000%	8/1/26	4,370	5,245
New York City NY GO	5.000%	8/15/26	14,500	16,035
New York City NY GO	5.250%	8/15/26	5,100	5,677
New York City NY GO	5.000%	4/1/27	5,000	5,795
New York City NY GO	5.000%	8/1/27	9,900	11,592
New York City NY GO	5.000%	8/1/27	15,290	17,681
New York City NY GO	5.000%	8/1/27	4,550	5,348
New York City NY GO	5.000%	5/15/28	4,500	5,054
New York City NY GO	5.000%	8/1/28	1,915	2,221
New York City NY GO	5.000%	8/1/28	4,000	4,706
New York City NY GO	5.000%	8/1/28	3,710	4,276
New York City NY GO	5.000%	8/1/28	3,000	3,554
New York City NY GO	5.000%	8/1/28	7,000	7,898
New York City NY GO	6.250%	10/15/28	45	52
New York City NY GO	5.625%	4/1/29	3,000	3,423
New York City NY GO	5.000%	8/1/29	2,500	2,893
New York City NY GO	5.000%	8/1/29	5,000	5,842
New York City NY GO	5.000%	8/1/30	2,185	2,530
New York City NY GO	5.000%	8/1/30	6,220	7,152
New York City NY GO	5.000%	8/1/30	3,000	3,500
New York City NY GO	5.000%	8/1/30	2,335	2,673
New York City NY GO	5.000%	3/1/31	6,000	6,826
New York City NY GO	5.450%	4/1/31	8,500	9,631
New York City NY GO	5.000%	8/1/31	3,000	3,458
New York City NY GO	5.000%	8/1/31	1,500	1,705
New York City NY GO	5.000%	8/1/31	2,000	2,292
New York City NY GO	5.000%	3/1/32	3,000	3,392
New York City NY GO	5.000%	8/1/32	2,985	3,433
New York City NY GO	5.000%	8/1/32	4,000	4,578
New York City NY GO	5.000%	3/1/33	7,500	8,468
New York City NY GO	5.000%	10/1/33	6,500	7,346
New York City NY GO	5.000%	10/1/34	2,000	2,255
New York City NY GO	5.000%	8/1/35	3,500	3,993
New York City NY GO	5.375%	4/1/36	4,000	4,520
New York City NY GO	5.000%	6/1/36	910	1,037
New York City NY GO	5.000%	10/1/36	3,000	3,420
New York City NY GO	5.000%	3/1/37	6,790	7,585
New York City NY GO VRDO	0.010%	9/1/15 LOC	2,400	2,400
New York City NY GO VRDO	0.010%	9/1/15 LOC	5,500	5,500
New York City NY GO VRDO	0.010%	9/1/15	3,300	3,300
New York City NY GO VRDO	0.010%	9/1/15	5,400	5,400
New York City NY GO VRDO	0.010%	9/1/15	12,700	12,700
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,284
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,371
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,634

New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue (New
York City Housing Authority Program)	5.000%	7/1/23	1,000	1,180
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,161
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,557
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,464
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,426
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,634
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,516
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	3,035
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,029
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.650%	11/1/34	3,000	2,996
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	4,959
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.050%	11/1/38	3,055	3,199
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,718
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,697
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,600
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	11,000	11,181
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,388
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,979
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,561
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	4,793
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,899
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	9,670	9,993
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	33,850	39,888

New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,235
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,863
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,117
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,047
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	6,018
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	11,944
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,284
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,722
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,183
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,580
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	11,342
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,864
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,424
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,738
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,875
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	3,305	3,801
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,579
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,405	6,183
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,590
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,064
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,459
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,116
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,290
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	14,958
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	17,026
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,657
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,937

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,022
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,403
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,640
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	7,650	8,509
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.010%	9/1/15	1,500	1,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	15,500	15,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	3,100	3,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	6,300	6,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	6,300	6,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	9/1/15	400	400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.020%	9/8/15	10,000	10,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,648
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,834
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,391
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	6,000	7,152
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,290
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	12,975
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,110
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,671
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,485
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,613
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,487
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,370

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,254
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,768
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	555
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,816
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,859
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	552
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,572
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,743
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,741
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,321
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,054
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,689
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/37 (12)(3)	12,120	12,703
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	15,506
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,750
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,893
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,270
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,975	6,747
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,838
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,268
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,587
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	5,215	5,601
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	4,520	4,941
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	4,270
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	3,970	4,483
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,517
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	3,000	3,668

New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,182
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,179
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,294
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,500	2,989
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,205	2,385
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,285
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,326
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,619
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,745
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,599
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,600
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	3,285	3,486
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,907
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,302
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,083
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,321
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,274
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,486
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,684
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,462
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,296
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,616
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,534
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,247
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,238
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,260
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	13,000	14,753
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,922

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,818
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	9/1/15	2,800	2,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	9/8/15	10,000	10,000
New York City NY Transitional Finance Authority
Revenue VRDO	0.010%	9/1/15	3,900	3,900
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/31	4,845	5,334
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,418
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,418
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.010%	9/8/15	5,500	5,500
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,152
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,703
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,578
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	3,000	3,408
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	3,500	3,912
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,449
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	5,000	5,129
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,276
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,482
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,723
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,706
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	26,457
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	22,117
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,674
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,786
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	20,596
New York Liberty Development Corp. Revenue	5.750%	11/15/51	23,590	27,208
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,772
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,727
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,333
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,361
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	46,975	54,955
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	11,545
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/15 (Prere.)	8,600	8,682
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,198

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	4,909
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,826
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,089
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,117
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,627
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,687
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,346
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,713
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,748
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,506
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	3,000	3,526
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,462
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,431
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,148
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	5,862
1 New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,507
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,145
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	4,048
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,320
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	3,000	3,563
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,695
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,707
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,299
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,974
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,403
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,724
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,062
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,153

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,688
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,172
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,229
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,492
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,422
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	5,180	5,751
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,279
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,706
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,573
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,566
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,164
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,749
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,769
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/39	500	560
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	9/1/15 LOC	2,700	2,700
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,459
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,061
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	7,820	7,851
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,360	4,682
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,480
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,151
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,644
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,155
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/32	1,530	1,768
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,136

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	12,379
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	13,500	15,201
New York State Dormitory Authority Revenue	5.000%	10/1/19 (15)	4,610	5,252
New York State Dormitory Authority Revenue	5.000%	10/1/20 (15)	4,990	5,786
New York State Dormitory Authority Revenue	5.000%	10/1/26 (15)	4,375	5,182
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	890
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,149
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,392
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,810
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,334
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,096
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,089
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	770
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,151
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	5,000	5,650
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,087
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,552
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	363
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	318
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	352
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	276
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	447
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	337
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	594
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,119
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	377
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	630
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,924
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	276

New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,531
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	2,891
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,362
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	5,000	5,523
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	3,857
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,200
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,611
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,676
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,356
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,757
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,099
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	551
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	791
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	690
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,060
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	523
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,041
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,160
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,693
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,138
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,264
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17 (Prere.)	8,000	8,632
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,105
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,045
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/25	1,000	1,173
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	780
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,148

New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,146
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	15,700	17,492
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,565
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,353
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,737
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,666
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	5,000	5,568
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,260
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,379
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	3,965	4,180
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	4,035	4,254
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	4,285	4,517
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	5,495	5,793
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	1,800	1,898
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,881
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,153
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,698
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,117
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,774
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,297
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,008
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,270

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,659
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,807
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	2,500	2,794
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,104
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,325
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,354
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,715
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,251
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,300	1,419
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,609
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	740	791
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	5,000	6,049
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	6,897
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	1,996
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,797
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,482
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,523
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,363
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	7,003
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,016
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,668
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,509
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	5,000	5,332
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,537

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,459
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	12,974
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,156
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,557
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,172
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,707
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,625
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,296
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,608
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	473
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	590
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,152
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	572
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,141
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,239
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,577
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,380
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,253
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,294
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,056
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,104
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,193
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,551
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,574
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,365
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,158
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,173
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,164

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,736
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	857
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,138
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,136
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,132
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/17 (Prere.)	9,000	9,751
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/26	1,100	1,298
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/27	650	760
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/30	1,665	1,898
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/31	1,500	1,700
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	2,500	2,760
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,920
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,594
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,926
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,339
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,821
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,488
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,953
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,187
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/16 (Prere.)	3,665	3,810
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,758
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,392
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,345
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,674
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,327
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	1/1/17 (Prere.)	8,405	8,905
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	1/1/17 (Prere.)	1,000	1,059
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,663

New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	2/15/21	1,000	1,169
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	8/15/21	1,250	1,472
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	790	806
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	1,055	1,098
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/18 (2)	235	235
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	1,050	1,105
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	360	378
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	3,590	3,824
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,850	1,851
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	780	830
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,427
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	100	102
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	2,000	2,037
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	745	756
New York State Dormitory Authority Revenue
(Yeshiva University)	5.125%	7/1/34 (2)	1,000	1,000
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	1,000	986
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	3,000	3,675
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	3,000	3,634
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	6,325	7,375
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,081
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,805
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,793
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	6,063
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,205
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,732
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,355
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,323

3 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.030%	9/8/15	7,500	7,500
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.125%	5/1/32 (10)	2,450	2,214
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.125%	5/1/32 (10)	3,525	3,247
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,029
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	8,999
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	9/15/17 (Prere.)	2,900	3,155
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	1,985	1,993
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,343
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,303
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,795
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,772
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	3,000	3,053
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,697
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	5,900	6,599
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,202
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16 (ETM)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,005	3,178
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,464
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,727
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,874
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,708

New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,203
New York State GO	5.000%	3/1/28	14,550	17,029
New York State GO	5.000%	2/15/39	9,500	10,584
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,393
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,378
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.375%	11/15/40	3,000	3,153
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	14,000	14,019
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,655	1,744
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	9/8/15	11,300	11,300
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	2,035	2,085
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	1,470	1,565
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,117
New York State Thruway Authority Revenue	5.000%	5/1/19	4,485	5,067
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,933
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,165
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,706
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	6,019
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,629
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	2,869
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,537
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,284
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,610
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,636
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	10,075
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,689
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	3,260	3,273
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	21,360	21,447
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	150	160
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	5,000	5,934
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,696
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,288
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,960
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,288
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,287
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,288

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,033
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,916
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,682
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,161
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,733
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,726
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,395
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	4,019
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	10,000	11,448
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,426
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33 (14)	2,500	2,717
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	2,740	3,034
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,397
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,240
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,551
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,167
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	180	180
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,609
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,463
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	351
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,954
Niagara NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	4.000%	4/1/16	1,000	1,021
3 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.130%	9/8/15 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,160
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	2,020
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	501
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	494
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,066
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	621

Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	682
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,067
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,842
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,596
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/25	6,000	6,381
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,154
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	692
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	731
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/45	3,000	3,145
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	10,822
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,359
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/29	2,200	2,488
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/30	2,345	2,650
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/31	2,300	2,599
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/32	2,500	2,821
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,365
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/33	3,500	3,937
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,489
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,313
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,513
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,112
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	11,022
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	4,000	4,537
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,994
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,649
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	8,136

St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	8,870	9,778
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	10,750	11,817
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,671
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,318
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	505
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,016
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	1,995	2,030
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,520
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,898
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,578
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,373
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	7,130	8,112
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,785
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,748
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,346
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,328
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,714
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	500	604
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,429
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	925	1,107
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,896
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	600	714
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,963
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	856
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	587
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	2,225	2,599

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,033
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,325
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,682
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	10,000	10,861
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	15,000	16,440
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	1,000	1,146
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,647
3 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.030%	9/8/15	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	9/8/15 LOC	6,700	6,700
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,682
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,079
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,754
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	5,000	5,885
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,706
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,143
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,195
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,642
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	5,914
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	15,000	17,022
3 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.030%	9/8/15	24,500	24,500
Westchester County NY GO	5.000%	7/1/16 (ETM)	190	197
Westchester County NY GO	5.000%	7/1/16	9,660	10,046
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	216
Westchester County NY GO	5.000%	7/1/17	10,140	10,960
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,835
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,100	2,357
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	929
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,466
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,540
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,602

Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	3,000	3,301
Western Nassau County NY Water Authority
Water System Revenue	5.000%	4/1/40	2,000	2,232
Yonkers NY GO	5.000%	10/1/20	1,000	1,152
Yonkers NY GO	5.000%	3/15/22 (4)	1,600	1,849
Yonkers NY GO	5.000%	3/15/23 (4)	1,250	1,433
Yonkers NY GO	5.000%	3/15/25 (4)	1,000	1,135
				3,731,766
Guam (0.0%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	1,000	1,105

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,104

Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,200	4,524
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	5,271
				9,795
Total Tax-Exempt Municipal Bonds (Cost $3,539,196)				3,743,770
Other Assets and Liabilities-Net (0.6%)				23,121
Net Assets (100%)				3,766,891

1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2015.
2	Adjustable-rate security.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $45,129,000, representing 1.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

New York Long-Term Tax-Exempt Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation). (17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

New York Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund's investments as of August 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,743,770	—
Futures Contracts—Liabilities[1]	(37)	—	—
Total	(37)	3,743,770	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at August 31, 2015.

D. At August 31, 2015, the cost of investment securities for tax purposes was $3,541,425,000. Net unrealized appreciation of investment securities for tax purposes was $202,345,000, consisting of unrealized gains of $206,435,000 on securities that had risen in value since their purchase and $4,090,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

VANGUARD NEW YORK TAX FREE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 16, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.